Subsequent Events (Details Narrative) - Event After Reporting Period [Member] $ / shares in Units, $ in Thousands	1 Months Ended
Nov. 12, 2026 USD ($) $ / shares shares
Statement [Line Items]
Average price | $ / shares	$ 5.27
Total cost of repurchase | $	$ 1,316
Common shares repurchased and cancelled | shares	249,943